UNITED STATES

OMB APPROVAL

SECURITIES AND EXCHANGE COMMISSION

OMB Number:   3235-0456

Washington, D.C. 20549

Expires: July 31, 2006




Estimated average burden
hours per response....... 2

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1 . Name and address of issuer:

SB Adjustable Rate Income Fund

125 Broad Street

New York, NY 10004

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

3. Investment Company Act File Number:
811-6663

Securities Act File Number

33-47782

4(a).  Last day of fiscal year for which this Form is filed:

May 31, 2005

4(b). ( Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). ( Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:


(i)
Aggregate sale price of securities sold during the fiscal year
Pursuant to section 24(f):$523,396,343

(ii)
Aggregate price of securities redeemed or repurchased during the fiscal year:$964,208,356

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October
11, 1995 that were not previously used to reduce registration fees payable to the Commission:$1,028,138,508

(iv)
Total available redemption credits [add Item 5(ii) and 5(iii):
$1,992,346,864

(v)
Net sales - If Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i) ]:   $ 0

Redemption credits available for use in future years
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:  $1,468,950,521

(vii)
Multiplier for determining registration fee
(See Instruction C.9): x $0.0001177

(viii)
Registration fee due [multiply Item 5(v) by Item
 5(vii)] (enter 'O' if no fee is due): = $0

6. Prepaid Shares

If the response to item 5(i) was determined by deducting an
amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect
before [effective date of rescission of rule 24e-2], then
report the amount of securities (number of shares or other
units) deducted here:            . If there is a number
of shares or other units that were registered pursuant to
rule 24e-2 remaining unsold at the end of the fiscal year
for which this form is filed that are available for use by
the issuer in future fiscal years, then state that number
here:              .

7.  'Interest due - if this Form is being filed more than
90 days after the end of the issuer's fiscal year
(see Instruction D): + $            0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:




Method of Delivery:
Wire Transfer
Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*



//s//
Kaprel Ozsolak

Treasurer


Date____8/16/05__________


*Please print the name and title of the signing officer below the signature.